Other Receivables and Other Current Assets, Net	6 Months Ended
Apr. 30, 2025
Other Receivables and Other Current Assets [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS, net

NOTE 6 — OTHER RECEIVABLES AND OTHER CURRENT ASSETS, net

As of April 30, 2025 and October 31, 2024, other receivables and other current assets comprised of the following:

	April 30, 2025	October 31, 2024
Other receivables	3,091,207	69,454
Deferred IPO Cost	—	1,088,400
Prepaid expenses	4,154	8,030
Total	3,095,361	1,165,884
Allowance for expected credit loss	(50,380)	(51,013)
Other receivables and other current assets, net	3,044,981	1,114,871

The following is a summary of the activity in the allowance for expected credit losses:

	April 30, 2025	October 31, 2024
Balance at beginning of period- Other receivables	51,013	—
Provision	(633)	51,013
Effect of translation adjustment	—	—
Balance at end of period other receivables	50,380	51,013